Payable to Customers (Tables)	12 Months Ended
Mar. 31, 2026
Payable to Customers [Abstract]
Schedule of Owned Obligations to the Customers

The deposits were the amount received from customers but not yet invested or entered into any contract, while, the Company has owned obligations to the customers.

	2026	2025
	US$	US$
Payables to customers:
Related parties	1,411,323	691,588
Third party payables	240,280,513	53,141,585
Total	241,691,836	53,833,173